UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Greg Jakubowsky
Title:  Compliance Officer
Phone:  (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York           May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      124

Form 13F Information Table Value Total: $  3,643,541
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number             Name

1          028-10748                       Oppenheimer Asset Management Inc.


                                                       FORM 13F INFORMATION TABLE



COL 1                          COL 2           COL 3      COL 4            COL 5       COL 6          COL 7        COL 8

                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT   PRN CALL DISCRETION     MGRS  SOLE        SHARED  NONE
--------------                 --------------  ------     --------  -------   --- ---- ----------     ----  ----        ------  ----
7 DAYS GROUP HLDGS LTD         ADR             81783J101    5,844     466,400 SH       SHARED-OTHER   1                   466,400
7 DAYS GROUP HLDGS LTD         ADR             81783J101    5,997     478,600 SH       SOLE                   478,600
ALTERA CORP                    COM             021441100   12,464     313,000 SH       SHARED-OTHER   1                   313,000
ALTERA CORP                    COM             021441100   10,540     264,700 SH       SOLE                   264,700
ANALOG DEVICES INC             COM             032654105   55,494   1,373,612 SH       SHARED-OTHER   1                 1,373,612
ANALOG DEVICES INC             COM             032654105   47,746   1,181,840 SH       SOLE                 1,181,840
ANSYS INC                      COM             03662Q105   11,035     169,715 SH       SHARED-OTHER   1                   169,715
ANSYS INC                      COM             03662Q105    9,434     145,100 SH       SOLE                   145,100
APPLE INC                      COM             037833100  107,759     179,733 SH       SHARED-OTHER   1                   179,733
APPLE INC                      COM             037833100   93,921     156,653 SH       SOLE                   156,653
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -  G0457F107   10,526     581,867 SH       SHARED-OTHER   1                   581,867
ARCOS DORADOS HOLDINGS INC     SHS CLASS -A -  G0457F107    8,570     473,743 SH       SOLE                   473,743
ARIBA INC                      COM NEW         04033V203   44,392   1,357,136 SH       SHARED-OTHER   1                 1,357,136
ARIBA INC                      COM NEW         04033V203   33,804   1,033,432 SH       SOLE                 1,033,432
ARUBA NETWORKS INC             COM             043176106   17,083     766,760 SH       SHARED-OTHER   1                   766,760
ARUBA NETWORKS INC             COM             043176106   14,643     657,225 SH       SOLE                   657,225
ASPEN TECHNOLOGY INC           COM             045327103   25,452   1,239,733 SH       SHARED-OTHER   1                 1,239,733
ASPEN TECHNOLOGY INC           COM             045327103   22,117   1,077,300 SH       SOLE                 1,077,300
AUTONAVI HLDGS LTD             SPONSORED ADR   05330F106    1,958     156,000 SH       SOLE                   156,000
AVAGO TECHNOLOGIES LTD         SHS             Y0486S104   49,268   1,264,261 SH       SHARED-OTHER   1                 1,264,261
AVAGO TECHNOLOGIES LTD         SHS             Y0486S104   40,887   1,049,179 SH       SOLE                 1,049,179
BAIDU INC                      SPON ADR REP A  056752108   74,189     508,947 SH       SHARED-OTHER   1                   508,947
BAIDU INC                      SPON ADR REP A  056752108   65,801     451,400 SH       SOLE                   451,400
BROADCOM CORP                  CL A            111320107   62,914   1,600,855 SH       SHARED-OTHER   1                 1,600,855
BROADCOM CORP                  CL A            111320107   53,027   1,349,300 SH       SOLE                 1,349,300
CADENCE DESIGN SYSTEM INC      COM             127387108   28,044   2,368,593 SH       SHARED-OTHER   1                 2,368,593
CADENCE DESIGN SYSTEM INC      COM             127387108   24,515   2,070,500 SH       SOLE                 2,070,500
CEVA INC                       COM             157210105    3,714     163,561 SH       SHARED-OTHER   1                   163,561
CEVA INC                       COM             157210105    4,176     183,900 SH       SOLE                   183,900
CISCO SYS INC                  COM             17275R102   57,773   2,731,600 SH       SHARED-OTHER   1                 2,731,600
CISCO SYS INC                  COM             17275R102   49,034   2,318,400 SH       SOLE                 2,318,400
COSTCO WHSL CORP NEW           COM             22160K105   32,438     357,252 SH       SHARED-OTHER   1                   357,252
COSTCO WHSL CORP NEW           COM             22160K105   25,388     279,600 SH       SOLE                   279,600
CUMMINS INC                    COM             231021106   12,952     107,900 SH       SHARED-OTHER   1                   107,900
CUMMINS INC                    COM             231021106   11,056      92,100 SH       SOLE                    92,100
DISCOVER FINL SVCS             COM             254709108   58,992   1,769,400 SH       SHARED-OTHER   1                 1,769,400
DISCOVER FINL SVCS             COM             254709108   48,830   1,464,600 SH       SOLE                 1,464,600
DOLLAR TREE INC                COM             256746108   11,319     119,789 SH       SHARED-OTHER   1                   119,789
DOLLAR TREE INC                COM             256746108    9,018      95,436 SH       SOLE                    95,436
E M C CORP MASS                COM             268648102   86,247   2,886,439 SH       SHARED-OTHER   1                 2,886,439
E M C CORP MASS                COM             268648102   73,869   2,472,182 SH       SOLE                 2,472,182
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A   26833A105    9,893   1,221,330 SH       SHARED-OTHER   1                 1,221,330
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A   26833A105    8,301   1,024,800 SH       SOLE                 1,024,800
FLEETCOR TECHNOLOGIES INC      COM             339041105   19,738     509,100 SH       SHARED-OTHER   1                   509,100
FLEETCOR TECHNOLOGIES INC      COM             339041105   15,965     411,800 SH       SOLE                   411,800
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109   27,909   1,111,045 SH       SHARED-OTHER   1                 1,111,045
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109   23,075     918,600 SH       SOLE                   918,600
GAP INC DEL                    COM             364760108   14,212     543,700 SH       SHARED-OTHER   1                   543,700
GAP INC DEL                    COM             364760108   11,928     456,300 SH       SOLE                   456,300
GLOBAL PMTS INC                COM             37940X102   31,013     652,900 SH       SHARED-OTHER   1                   652,900
GLOBAL PMTS INC                COM             37940X102   26,030     548,000 SH       SOLE                   548,000
HISOFT TECHNOLOGY INTL LTD     SPONSORED ADR   43358R108    1,127      75,000 SH       SOLE                    75,000
INTERNET INITIATIVE JAPAN IN   SPONSORED ADR   46059T109    1,106     125,000 SH       SOLE                   125,000
INTUIT                         COM             461202103   49,319     819,800 SH       SHARED-OTHER   1                   819,800
INTUIT                         COM             461202103   42,124     700,200 SH       SOLE                   700,200
ISOFTSTONE HLDGS LTD           SPONSORED ADS   46489B108    5,727     648,617 SH       SHARED-OTHER   1                   648,617
ISOFTSTONE HLDGS LTD           SPONSORED ADS   46489B108    4,844     548,620 SH       SOLE                   548,620
LATTICE SEMICONDUCTOR CORP     COM             518415104   11,082   1,723,470 SH       SHARED-OTHER   1                 1,723,470
LATTICE SEMICONDUCTOR CORP     COM             518415104    8,915   1,386,401 SH       SOLE                 1,386,401
LE GAGA HLDGS LTD              SPONSORED ADR   521168104   11,681   2,601,639 SH       SHARED-OTHER   1                 2,601,639
LE GAGA HLDGS LTD              SPONSORED ADR   521168104    8,602   1,915,740 SH       SOLE                 1,915,740
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105   26,847   1,706,731 SH       SHARED-OTHER   1                 1,706,731
MARVELL TECHNOLOGY GROUP LTD   ORD             G5876H105   22,161   1,408,850 SH       SOLE                 1,408,850
MASTERCARD INC                 CL A            57636Q104   52,694     125,300 SH       SHARED-OTHER   1                   125,300
MASTERCARD INC                 CL A            57636Q104   44,241     105,200 SH       SOLE                   105,200
MAXIM INTEGRATED PRODS INC     COM             57772K101   42,666   1,492,336 SH       SHARED-OTHER   1                 1,492,336
MAXIM INTEGRATED PRODS INC     COM             57772K101   35,167   1,230,042 SH       SOLE                 1,230,042
MENTOR GRAPHICS CORP           COM             587200106   10,295     692,800 SH       SHARED-OTHER   1                   692,800
MENTOR GRAPHICS CORP           COM             587200106    8,641     581,500 SH       SOLE                   581,500
NETAPP INC                     COM             64110D104   55,989   1,250,600 SH       SHARED-OTHER   1                 1,250,600
NETAPP INC                     COM             64110D104   46,982   1,049,400 SH       SOLE                 1,049,400
NETEASE COM INC                SPONSORED ADR   64110W102   34,865     600,088 SH       SHARED-OTHER   1                   600,088
NETEASE COM INC                SPONSORED ADR   64110W102   29,768     512,356 SH       SOLE                   512,356
NETQIN MOBILE INC              ADR REPR CL A   64118U108    3,035     285,200 SH       SOLE                   285,200
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107   47,235   1,720,144 SH       SHARED-OTHER   1                 1,720,144
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107   42,966   1,564,664 SH       SOLE                 1,564,664
NVIDIA CORP                    COM             67066G104    9,956     646,700 SH       SHARED-OTHER   1                   646,700
NVIDIA CORP                    COM             67066G104    8,518     553,300 SH       SOLE                   553,300
OMNIVISION TECHNOLOGIES INC    COM             682128103    9,074     453,716 SH       SHARED-OTHER   1                   453,716
OMNIVISION TECHNOLOGIES INC    COM             682128103    6,926     346,284 SH       SOLE                   346,284
PARAMETRIC TECHNOLOGY CORP     COM NEW         699173209   15,044     538,453 SH       SHARED-OTHER   1                   538,453
PARAMETRIC TECHNOLOGY CORP     COM NEW         699173209   12,872     460,700 SH       SOLE                   460,700
PRICESMART INC                 COM             741511109      146       2,000 SH       SOLE                     2,000
QLIK TECHNOLOGIES INC          COM             74733T105   13,010     406,575 SH       SHARED-OTHER   1                   406,575
QLIK TECHNOLOGIES INC          COM             74733T105   10,431     325,970 SH       SOLE                   325,970
RALPH LAUREN CORP              CL A            751212101   34,727     199,200 SH       SHARED-OTHER   1                   199,200
RALPH LAUREN CORP              CL A            751212101   29,096     166,900 SH       SOLE                   166,900
RDA MICROELECTRONICS INC       SPONSORED ADR   749394102    2,100     190,000 SH       SOLE                   190,000
RED HAT INC                    COM             756577102   60,837   1,015,810 SH       SHARED-OTHER   1                 1,015,810
RED HAT INC                    COM             756577102   52,308     873,400 SH       SOLE                   873,400
SALESFORCE COM INC             COM             79466L302   29,372     190,100 SH       SHARED-OTHER   1                   190,100
SALESFORCE COM INC             COM             79466L302   24,706     159,900 SH       SOLE                   159,900
SANDISK CORP                   COM             80004C101   35,791     721,740 SH       SHARED-OTHER   1                   721,740
SANDISK CORP                   COM             80004C101   29,072     586,238 SH       SOLE                   586,238
SCIQUEST INC NEW               COM             80908T101      381      25,000 SH       SOLE                    25,000
SHANDA GAMES LTD               SP ADR REPTG A  81941U105    1,041     200,200 SH       SOLE                   200,200
SILICON IMAGE INC              COM             82705T102    5,408     919,647 SH       SHARED-OTHER   1                   919,647
SILICON IMAGE INC              COM             82705T102    5,286     899,013 SH       SOLE                   899,013
SODASTREAM INTERNATIONAL LTD   USD SHS         M9068E105   11,040     327,800 SH       SHARED-OTHER   1                   327,800
SODASTREAM INTERNATIONAL LTD   USD SHS         M9068E105    9,168     272,200 SH       SOLE                   272,200
STARBUCKS CORP                 COM             855244109   24,200     433,000 SH       SHARED-OTHER   1                   433,000
STARBUCKS CORP                 COM             855244109   20,512     367,000 SH       SOLE                   367,000
STRATASYS INC                  COM             862685104      730      20,000 SH       SOLE                    20,000
SYNOPSYS INC                   COM             871607107   78,864   2,572,211 SH       SHARED-OTHER   1                 2,572,211
SYNOPSYS INC                   COM             871607107   66,253   2,160,900 SH       SOLE                 2,160,900
TERADYNE INC                   COM             880770102   57,201   3,386,679 SH       SHARED-OTHER   1                 3,386,679
TERADYNE INC                   COM             880770102   48,058   2,845,350 SH       SOLE                 2,845,350
TIBCO SOFTWARE INC             COM             88632Q103   74,240   2,434,082 SH       SHARED-OTHER   1                 2,434,082
TIBCO SOFTWARE INC             COM             88632Q103   60,411   1,980,700 SH       SOLE                 1,980,700
VANCEINFO TECHNOLOGIES INC     ADR             921564100   10,385     862,500 SH       SHARED-OTHER   1                   862,500
VANCEINFO TECHNOLOGIES INC     ADR             921564100    9,699     805,600 SH       SOLE                   805,600
VERIFONE SYS INC               COM             92342Y109   32,354     623,752 SH       SHARED-OTHER   1                   623,752
VERIFONE SYS INC               COM             92342Y109   26,512     511,117 SH       SOLE                   511,117
VERISK ANALYTICS INC           CL A            92345Y106   64,044   1,363,517 SH       SHARED-OTHER   1                 1,363,517
VERISK ANALYTICS INC           CL A            92345Y106   55,496   1,181,518 SH       SOLE                 1,181,518
VISA INC                       COM CL A        92826C839   51,719     438,300 SH       SHARED-OTHER   1                   438,300
VISA INC                       COM CL A        92826C839   43,153     365,700 SH       SOLE                   365,700
WABCO HLDGS INC                COM             92927K102    1,028      17,000 SH       SOLE                    17,000
WILLIAMS SONOMA INC            COM             969904101   17,504     467,012 SH       SHARED-OTHER   1                   467,012
WILLIAMS SONOMA INC            COM             969904101   14,362     383,200 SH       SOLE                   383,200
XILINX INC                     COM             983919101   93,522   2,563,657 SH       SHARED-OTHER   1                 2,563,657
XILINX INC                     COM             983919101   81,007   2,220,600 SH       SOLE                 2,220,600
YUM BRANDS INC                 COM             988498101   18,756     263,500 SH       SHARED-OTHER   1                   263,500
YUM BRANDS INC                 COM             988498101   18,848     264,800 SH       SOLE                   264,800

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